Note 13 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 37,155	$ 52,643	$ 73,374	$ 114,400
Benefits	6,389	2,834	12,877	10,104
Employee benefits expense	$ 43,544	$ 55,477	$ 86,251	$ 124,504